Short-Term Investments (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term investments [Line Items]
Short-term investments	¥ 4,565,436		$ 637,310	¥ 4,526,957
Investment income		¥ 13,739
Minimum [Member]
Short-Term investments [Line Items]
Investment rate of return	2.60%
Maximum [Member]
Short-Term investments [Line Items]
Investment rate of return	4.35%